Financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of Financial Assets
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IAS 39 “Financial Instruments: Recognition & Measurement”.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
June 30, 2018	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.8	35.0	—	38.8
Not measured at fair value
Trade receivables	—	106.3	—	—	—	106.3
Cash and cash equivalents	403.7	—	—	—	—	403.7
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.5)	(45.2)	—	(45.7)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(440.2)	(440.2)
Loans and borrowings	—	—	—	—	(1,779.3)	(1,779.3)
Total	403.7	106.3	3.3	(10.2)	(2,219.5)	(1,716.4)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €150.6 million.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2017	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Not measured at fair value
Trade receivables	—	94.7	—	—	—	94.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Loans and borrowings	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)

Disclosure of Financial Liabilities
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IAS 39 “Financial Instruments: Recognition & Measurement”.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
June 30, 2018	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.8	35.0	—	38.8
Not measured at fair value
Trade receivables	—	106.3	—	—	—	106.3
Cash and cash equivalents	403.7	—	—	—	—	403.7
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.5)	(45.2)	—	(45.7)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(440.2)	(440.2)
Loans and borrowings	—	—	—	—	(1,779.3)	(1,779.3)
Total	403.7	106.3	3.3	(10.2)	(2,219.5)	(1,716.4)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €150.6 million.
Loans and borrowings are stated gross of capitalized deferred borrowing costs.

	Cash and cash equivalents	Loans and receivables	Derivatives at fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
December 31, 2017	€m	€m	€m	€m	€m	€m
Assets
Measured at fair value
Derivative financial instruments	—	—	3.2	17.5	—	20.7
Not measured at fair value
Trade receivables	—	94.7	—	—	—	94.7
Cash and cash equivalents	219.2	—	—	—	—	219.2
Liabilities
Measured at fair value
Derivative financial instruments	—	—	(0.7)	(68.5)	—	(69.2)
Not measured at fair value
Trade and other payables excluding non-financial liabilities	—	—	—	—	(441.6)	(441.6)
Loans and borrowings	—	—	—	—	(1,409.5)	(1,409.5)
Total	219.2	94.7	2.5	(51.0)	(1,851.1)	(1,585.7)

Disclosure of borrowings

	Fair value		Carrying value
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
	€m	€m	€m	€m
Senior EUR/USD loans	1,371.7	1,012.7	1,377.1	1,009.5
2024 fixed rate senior secured notes	398.4	412.2	400.0	400.0
Other borrowings	2.2	—	2.2	—
Less deferred borrowing costs	—	—	(12.0)	(11.1)
	1,772.3	1,424.9	1,767.3	1,398.4